UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING OF REGISTERED MANAGEMENT
   INVESTMENT COMPANY

Investment Company Act file number 811-48696

Aquila Narragansett Tax-Free Income Fund
(formerly, Narragansett Insured Tax-Free Income Fund)
(Exact name of registrant as specified in charter)

380 Madison Avenue, New York, NY  10017
(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
   380 Madison Avenue, New York, NY 10017
   (name and address of agent for service)

Registrant's telephone number, including area code:  212-697-6666

Date of fiscal year end:   March 31, 2013

Date of reporting period:  June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (subsections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. subsection 3507.

Item. 1 Proxy Voting Record

During the twevle month reporting period ended June 30, 2013, the registrant did not hold any portfolio securities for which the registrant was entitled to participate in proxy voting.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
(formerly, NARRAGANSETT INSURED TAX-FREE INCOME FUND)

/s/ Diana P. Herrmann
Diana P. Herrmann
Trustee and President

July 26, 2013

/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer

July 26, 2013